Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Face Statements [Line Items]
Interest received		$ 45,578	$ 58,627	$ 45,291
Interest paid		17,740	27,384	14,172
Dividends received		1,158	2,369	1,702
Other non-cash items included in profit before tax		(906)	(2,297)	(1,303)
Repayment of securities		(3,500)	(4,200)	(4,100)
Foreign exchange gain (loss)		500	600	(600)
Fair value gain (loss)		1,100	1,400	(1,400)
Restricted cash and cash equivalents		41,912	35,735	26,282
Mandatory reserve deposits at central banks		16,935	19,353	19,755
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received		1,952	2,216	2,116
Interest paid		3,166	3,819	3,379
Dividends received		8,156	15,117	10,411
Other non-cash items included in profit before tax	[1]	354	2,584	(46,948)
HSBC Holdings | HSBC Finance (Netherlands)
Disclosure Of Face Statements [Line Items]
Other non-cash items included in profit before tax		$ 0	$ 0	$ 44,893

[1]	The 2018 year included $44,893m (2020 and 2019: nil) return on capital from HSBC Finance (Netherlands) resulting from restructuring the Group’s Asia operation to meet resolution and recovery requirements.